Loss per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2017
Loss per Ordinary Share [Abstract]
Schedule of computing basic and diluted loss per ordinary share
	Year ended December 31
	2017	2016	2015
Loss for the year	$2,675,372	$653,461	$818,541
Less: Loss attributed to preferred shares	31,950	32,483	51,084
Loss for the year attributable to ordinary shareholders	$2,643,422	$620,978	$767,457
Weighted average number of ordinary shares outstanding attributable to ordinary shareholders	68,587,261	62,467,556	45,190,017